Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Derivative Instruments

(8) Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations. The primary risk managed by the Company using derivative instruments is interest rate risk. On February 25, 2014, the Company entered into an interest rate swap with a notional amount of $6,250, which matures in November 2018 to economically hedge the risk of fluctuations in interest payments with respect to the First Lien Credit Facility under the GateHouse Credit Facilities. The interest rate swap agreement was terminated on June 4, 2014 when the GateHouse Credit Facilities were paid in full. Under the swap agreement, the Company received interest equivalent to one-month LIBOR and paid a fixed rate of 1.5%, with settlements occurring monthly. The Company did not designate this swap as a cash flow hedge for accounting purposes. The gains (losses) on the swap were recorded in gain (loss) on derivative instruments on the consolidated statements of operations. The counterparty on the interest rate swap was PNC Bank, N.A.

The Company’s derivative instruments are carried at fair value and are generally valued using models with observable market inputs that can be verified and which do not involve significant judgment. The significant observable inputs used in determining the fair value of its Level 2 derivative contracts are contractual cash flows and market based parameters such as interest rates.

The bankruptcy filing on September 27, 2013 was a termination event under the Predecessor’s interest rate swap agreements. The Predecessor used certain derivative financial instruments to hedge the aggregate risk of interest rate fluctuations with respect to its borrowings under the 2007 Credit Facility, which required payments based on a variable interest rate index. These risks included: increases in debt rates above the earnings of the encumbered assets, increases in debt rates resulting in the failure of certain debt ratio covenants, increases in debt rates such that assets can no longer be refinanced, and earnings volatility.

In order to reduce such risks, the Predecessor primarily used interest rate swap agreements to change floating-rate long-term debt to fixed-rate long-term debt. This type of hedge was intended to qualify as a “cash-flow hedge” under ASC Topic 815 “Derivatives” (“ASC 815”). For these instruments, the effective portion of the change in the fair value of the derivative was recorded in accumulated other comprehensive loss in the consolidated statement of stockholders’ equity (deficit) and recognized in the consolidated statement of operations and comprehensive income (loss) in the same period in which the hedged transaction impacts earnings. The ineffective portion of the change in the fair value of the derivative was immediately recognized in earnings.

The restructuring process resulted in the dedesignation of the hedging relationship as it was not probable that the forecasted transaction would occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss), net were recognized into earnings of the Predecessor as of the Petition Date. The derivative liability balances were classified as liabilities subject to compromise at the allowed claim amount. The remaining amount of other comprehensive income totaling $26,313 was recognized through earnings for the Predecessor for the ten months ended November 6, 2013. There are no derivative assets outstanding as of June 29, 2014 and December 29, 2013.

The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)

for the Successor Company for the Three Months Ended June 29, 2014 and for the

Predecessor Company for the Three Months Ended June 30, 2013

	Location of Gain or (Loss)	Amount of Gain or (Loss) Recognized in Income on Derivative
Derivatives in ASC 815 Fair Value Hedging Relationships	Recognized in Income on Derivative	Successor Company 2014	Predecessor Company 2013
Interest rate swaps	Gain (loss) on derivative instruments	$(76)	$(5)

Derivatives in ASC 815 Fair Value Hedging Relationships	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (“OCI”) on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Successor Company 2014	Predecessor Company 2013		Successor Company 2014	Predecessor Company 2013		Successor Company 2014	Predecessor Company 2013
Interest rate swaps	$—	$6,979	Interest income/(expense)	$—	$7,543	Gain (loss) on derivative instruments	$(76)	$(5)

The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)

for the Successor Company for the Six Months Ended June 29, 2014 and for the

Predecessor Company for the Six Months Ended June 30, 2013

Derivatives in ASC 815 Fair Value Hedging Relationships	Location of Gain or (Loss)	Amount of Gain or (Loss) Recognized in Income on Derivative
	Recognized in Income on Derivative	Successor Company 2014	Predecessor Company 2013
Interest rate swaps	Gain (loss) on derivative instruments	$(51)	$(9)

Derivatives in ASC 815 Fair Value Hedging Relationships	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (“OCI”) on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Successor Company 2014	Predecessor Company 2013		Successor Company 2014	Predecessor Company 2013		Successor Company 2014	Predecessor Company 2013
Interest rate swaps	$—	$14,680	Interest income/ (expense)	$—	$15,076	Gain (loss) on derivative instruments	$(51)	$(9)

In connection with the 2007 Credit Facility, the Predecessor Company entered into and designated an interest rate swap based on a notional amount of $100,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Predecessor Company received interest equivalent to one month LIBOR and pays a fixed rate of 5.14%, with settlements occurring monthly.

In connection with the 2007 Credit Facility, the Predecessor Company entered into and designated an interest rate swap based on a notional amount of $250,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Predecessor Company received interest equivalent to one month LIBOR and pays a fixed rate of 4.971%, with settlements occurring monthly.

In connection with the First Amendment to the 2007 Credit Facility, the Predecessor Company entered into and designated an interest rate swap based on a notional amount of $200,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Predecessor Company received interest equivalent to one month LIBOR and pays a fixed rate of 5.079% with settlements occurring monthly.

In connection with the First Amendment to the 2007 Credit Facility, the Predecessor Company entered into and designated an interest rate swap based on a notional amount of $75,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Predecessor Company received interest equivalent to one month LIBOR and pays a fixed rate of 4.941% with settlements occurring monthly.

The aggregate amount of unrealized loss related to derivative instruments recognized in other comprehensive loss as of June 29, 2014 and December 29, 2013 was $0 and $0, respectively.

(12) Derivative Instruments

The Company used certain derivative financial instruments to hedge the aggregate risk of interest rate fluctuations with respect to its borrowings under the 2007 Credit Facility, which required payments based on a variable interest rate index. These risks included: increases in debt rates above the earnings of the encumbered assets, increases in debt rates resulting in the failure of certain debt ratio covenants, increases in debt rates such that assets can no longer be refinanced, and earnings volatility.

In order to reduce such risks, the Company primarily used interest rate swap agreements to change floating-rate long-term debt to fixed-rate long-term debt. This type of hedge was intended to qualify as a “cash-flow hedge” under ASC 815. For these instruments, the effective portion of the change in the fair value of the derivative was recorded in accumulated other comprehensive loss in the consolidated statement of stockholders’ equity (deficit) and recognized in the consolidated statement of operations and comprehensive income (loss) in the same period in which the hedged transaction impacts earnings. The ineffective portion of the change in the fair value of the derivative was immediately recognized in earnings.

The restructuring process resulted in the dedesignation of the hedging relationship as it was not probable that the forecasted transaction would occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss), net were recognized into earnings of the Predecessor Company as of the Petition Date. The derivative liability balances were classified as liabilities subject to compromise at the allowed claim amount. The remaining amount of other comprehensive income totaling $26,313 was recognized through earnings for the Predecessor Company for the ten months ended November 6, 2013.

Fair Values of Derivative Instruments

	Liability Derivatives
	Successor Company December 29, 2013		Predecessor Company December 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	FairValue
Derivative designed as hedging instruments under ASC 815
Interest rate swaps	Derivative instruments	$—	Derivative instruments	$45,724

Total derivatives		$—		$45,724

Predecessor Company

The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)

for the Ten Months Ended November 6, 2013, and Years Ended December 30, 2012 and January 1, 2012

Derivatives in ASC 815 Fair Value Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012	2011
Interest rate swaps	(Loss) gain on derivative instruments	$(14)	$1,635	$913

Derivatives in ASC 815 Fair Value Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion) (1)
	2013	2012	2011		2013	2012	2011		2013	2012	2011
Interest rate swaps	$19,339	$5,832	$13,829	Interest (income)/ expense	$46,760	$28,771	$29,560	Gain (loss) on derivative instruments	$(14)	$20	$85
								Reorganization items, net	$(2,041)	$—	$—

(1)	During the quarter ended September 29, 2013, the Predecessor recognized $2,041 in reorganization items, net to adjust the fair value of derivatives to the allowed claim.

On June 23, 2005, the Predecessor entered into and designated an interest rate swap based on a notional amount of $300,000, which matured in June 2012, as a cash flow hedge. Under the swap agreement, the Predecessor received interest equivalent to one month LIBOR and paid a fixed rate of 4.135%, with settlements that occurred monthly. On February 20, 2006, the Predecessor redesignated the same interest rate swap as a cash flow hedge for accounting purposes. At December 31, 2006, the swap no longer qualified as an effective hedge. Therefore, the balance in accumulated other comprehensive income was reclassified into earnings over the life of the hedged item. On January 1, 2007, the Predecessor redesignated the same interest rate swap as a cash flow hedge for accounting purposes. On August 18, 2008, the Predecessor terminated the swap and entered into a settlement agreement with Goldman Sachs in the aggregate amount of $18,947, which also included the termination of the swap having a notional value of $270,000. The balance in accumulated other comprehensive income was reclassified into earnings over the remaining life of the item previously hedged. As of November 6, 2013, all amounts in accumulated other comprehensive income were reclassified into earnings.

In connection with financing obtained in 2006, the Predecessor entered into and designated an interest rate swap based on a notional amount of $270,000, which matured in July 2011, as a cash flow hedge. Under the swap agreement, the Predecessor received interest equivalent to one month LIBOR and paid a fixed rate of 5.359%, with settlements occurring monthly. On January 1, 2007, the swap was redesignated. Therefore, the balance in accumulated other comprehensive income was reclassified into earnings over the life of the hedged item. On August 18, 2008, the Predecessor terminated the swap and entered into a settlement agreement with Goldman Sachs in the aggregate amount of $18,947 which also included the termination of the swap having a notional value of $300,000. The balance in accumulated other comprehensive income was reclassified into earnings over the remaining life of the item previously hedged. As of November 6, 2013, all amounts in accumulated other comprehensive income were reclassified into earnings.

In connection with the 2007 Credit Facility, the Predecessor entered into and designated an interest rate swap based on a notional amount of $100,000 which would have matured on September 2014, as a cash flow hedge. Under the swap agreement, the Predecessor received interest equivalent to one month LIBOR and paid a fixed rate of 5.14%, with settlements that occurred monthly. For the Predecessor Company during the ten months ended November 6, 2013, the fair value of the swap increased by $2,835, of which $0 was recognized through earnings, an increase of $3,166 was recognized through accumulated other comprehensive income, and a decrease of $331 was recognized in reorganization items.

In connection with the 2007 Credit Facility, the Predecessor entered into and designated an interest rate swap based on a notional amount of $250,000 which would have matured on September 2014, as a cash flow hedge. Under the swap agreement, the Predecessor received interest equivalent to one month LIBOR and paid a fixed rate of 4.971%, with settlements that occurred monthly. For the Predecessor Company during the ten months ended November 6, 2013, the fair value of the swap increased by $6,837, of which an increase of $2 was recognized through earnings, an increase of $7,635 was recognized through accumulated other comprehensive income, and a decrease of $800 was recognized in reorganization items.

In connection with the First Amendment to the 2007 Credit Facility, the Predecessor entered into and designated an interest rate swap based on a notional amount of $200,000 which would have matured on September 2014, as a cash flow hedge. Under the swap agreement, the Predecessor received interest equivalent to one month LIBOR and paid a fixed rate of 5.079% with settlements that occurred monthly. For the Predecessor Company during the ten months ended November 6, 2013, the fair value of the swap increased by $5,597, of which a decrease of $16 was recognized through earnings, an increase of $6,268 was recognized through accumulated other comprehensive income, and a decrease of $655 was recognized in reorganization items.

In connection with the First Amendment to the 2007 Credit Facility, the Predecessor entered into and designated an interest rate swap based on a notional amount of $75,000 which would have matured on September 2014, as a cash flow hedge. Under the swap agreement, the Predecessor received interest equivalent to one month LIBOR and paid a fixed rate of 4.941% with settlements that occurred monthly. For the Predecessor Company during the ten months ended November 6, 2013, the fair value of the swap increased by $2,015, of which $0 was recognized through earnings, an increase of $2,270 was recognized through accumulated other comprehensive income, and a decrease of $255 was recognized in reorganization items.

The aggregate amount of unrealized loss related to derivative instruments recognized in other comprehensive loss as of December 29, 2013 and December 30, 2012 was $0 and $45,651, respectively.